Financial instruments by category (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Financial assets at amortized cost (i)	$ 31,782,000,000	$ 236,892,000,000
Subtotal financial assets	56,130,000,000	288,983,000,000
Non-financial assets	9,480,000,000	25,736,000,000
Total	65,610,000,000	314,719,000,000
Financial liabilities at amortized cost (i)	134,135,000,000	675,502,000,000
Subtotal financial liabilities	135,263,000,000	677,697,000,000
Non-financial liabilities	6,368,000,000	11,837,000,000
Total	141,631,000,000	689,534,000,000
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost (i)	15,467,000,000	46,454,000,000
Subtotal financial liabilities	15,467,000,000	46,454,000,000
Non-financial liabilities	6,368,000,000	11,837,000,000
Total	21,835,000,000	58,291,000,000
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	24,288,000,000	43,180,000,000
Financial liabilities at fair value through profit or loss	975,000,000	419,000,000
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	12,000,000	3,979,000,000
Financial liabilities at fair value through profit or loss	153,000,000	1,746,000,000
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	48,000,000	4,932,000,000
Financial liabilities at fair value through profit or loss	0	30,000,000
Borrowings [Member]
Statement [Line Items]
Financial liabilities at amortized cost (i)	118,668,000,000	629,048,000,000
Subtotal financial liabilities	118,668,000,000	629,048,000,000
Total	118,668,000,000	629,048,000,000
Derivative Financial Instruments [Member] | Crops Futures Contracts [Member]
Statement [Line Items]
Subtotal financial liabilities	717,000,000	107,000,000
Total	717,000,000	107,000,000
Derivative Financial Instruments [Member] | Forwards [Member]
Statement [Line Items]
Subtotal financial liabilities		53,000,000
Total		53,000,000
Derivative Financial Instruments [Member] | Level 1 [Member] | Crops Futures Contracts [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	717,000,000	107,000,000
Derivative Financial Instruments [Member] | Level 1 [Member] | Forwards [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		53,000,000
Derivative Financial Instruments [Member] | Others [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		92,000,000
Subtotal financial assets		122,000,000
Non-financial assets		0
Subtotal financial liabilities		1,466,000,000
Derivative Financial Instruments [Member] | Others [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		1,436,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	24,957,000,000	86,754,000,000
Subtotal financial assets	24,957,000,000	86,754,000,000
Non-financial assets	9,480,000,000	25,736,000,000
Total	34,437,000,000	112,490,000,000
Trade And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,113,000,000	1,207,000,000
Non-financial assets	0	0
Total	1,113,000,000	1,207,000,000
Equity securities in public companies [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,113,000,000	862,000,000
Equity securities in public companies [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	345,000,000
Equity securities in private companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		0
Subtotal financial assets		4,371,000,000
Non-financial assets		0
Total		4,371,000,000
Equity securities in private companies [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Equity securities in private companies [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Equity securities in private companies [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		4,371,000,000
Deposits [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		1,436,000,000
Subtotal financial assets		1,528,000,000
Non-financial assets		0
Total		1,528,000,000
Deposits [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		92,000,000
Deposits [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Deposits [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	820,000,000	13,919,000,000
Non-financial assets	0	0
Total	820,000,000	13,919,000,000
Bonds 1 [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	820,000,000	11,750,000,000
Bonds 1 [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	2,169,000,000
Bonds 1 [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Mutual Funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	38,000,000	6,691,000,000
Non-financial assets	0	0
Total	38,000,000	6,691,000,000
Mutual Funds [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	38,000,000	6,691,000,000
Mutual Funds [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Mutual Funds [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	110,000,000	0
Subtotal financial assets	763,000,000	4,888,000,000
Non-financial assets	0	0
Total	763,000,000	4,888,000,000
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	605,000,000	3,323,000,000
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	1,217,000,000
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	48,000,000	348,000,000
Crops Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	179,000,000	216,000,000
Non-financial assets	0	0
Total	179,000,000	216,000,000
Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial liabilities	259,000,000	334,000,000
Total	259,000,000	334,000,000
Crops Options Contracts [Member] | Derivative Financial Instruments [Member] | Level 1 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	164,000,000	259,000,000
Crops Options Contracts [Member] | Derivative Financial Instruments [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	95,000,000	75,000,000
Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	12,000,000	23,000,000
Non-financial assets	0	0
Total	12,000,000	23,000,000
Subtotal financial liabilities	108,000,000	92,000,000
Swaps [Member] | Derivative Financial Instruments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		23,000,000
Financial liabilities at fair value through profit or loss	50,000,000	0
Swaps [Member] | Derivative Financial Instruments [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	12,000,000	0
Financial liabilities at fair value through profit or loss	58,000,000	92,000,000
Swaps [Member] | Derivative Financial Instruments [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Financial liabilities at fair value through profit or loss	0	0
Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	49,000,000	26,000,000
Non-financial assets	0	0
Total	49,000,000	26,000,000
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial assets	49,000,000	1,466,000,000
Total	49,000,000	143,000,000
Subtotal financial liabilities	32,000,000	143,000,000
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	43,000,000
Financial liabilities at fair value through profit or loss	36,000,000
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		26,000,000
Financial liabilities at fair value through profit or loss		143,000,000
Financial Assets And Other Assets Held For Sale [member] | Clal Insurance Enterprises Holdings Ltd [Member]
Statement [Line Items]
Subtotal financial assets		5,072,000,000
Financial Assets And Other Assets Held For Sale [member] | Clal Insurance Enterprises Holdings Ltd [Member]
Statement [Line Items]
Subtotal financial assets	5,072,000,000
Restricted Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	202,000,000	12,234,000,000
Subtotal financial assets	202,000,000	12,234,000,000
Non-financial assets	0	0
Total	202,000,000	12,234,000,000
Cash at bank and on hand [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	6,513,000,000	40,601,000,000
Subtotal financial assets	6,513,000,000	40,601,000,000
Non-financial assets	0	0
Total	6,513,000,000	40,601,000,000
Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	95,775,000,000
Subtotal financial assets	21,016,000,000	110,990,000,000
Non-financial assets	0	0
Total	21,016,000,000	110,990,000,000
Short-term Bank In Deposits [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	21,016,000,000	51,215,000,000
Foreign Currency Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	213,000,000	314,000,000
Non-financial assets	0	0
Total	213,000,000	314,000,000
Foreign Currency Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	12,000,000
Foreign Currency Future Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		213,000,000
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial assets	314,000,000
Total	314,000,000
Subtotal financial liabilities	32,000,000
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	314,000,000
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		213,000,000
Crops Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	154,000,000	128,000,000
Non-financial assets	0	0
Total	154,000,000	128,000,000
Crops Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		128,000,000
Crops Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial assets	154,000,000
Total	154,000,000
Crops Future Contracts [Member] | Derivative Financial Instruments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	154,000,000	128,000,000
Public companies securities [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 0	$ 0